Intangible Assets (Amortization Expense) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTANGIBLE ASSETS [Abstract]
Amortization of intangible assets	8,445,950	7,154,262	5,547,422
Schedule of finite-lived intangible assets, future amortization expense [Abstract]
2012	7,564,270
2013	5,959,366
2014	970,000
2015	970,000
2016	970,000
Total	16,433,636